Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2025
Deposits from banks [Abstract]
Schedule of deposits from banks by type

Deposits from banks by type
	Netherlands		Rest of the world		Total
in EUR million	2025	2024	2025	2024	2025	2024
Non-interest bearing	2	5	115	166	117	171
Interest bearing	6,438	5,845	11,962	10,707	18,400	16,553
	6,440	5,850	12,077	10,873	18,517	16,723